Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

The following table sets forth information concerning the compensation paid to our CEO and to our other NEOs compared to company performance for the years ended December 31, 2022, 2021 and 2020.
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the
Company
or the Compensation Committee views the link between the Company’s performance and its executives’ pay. For a discussion of how the Company views its executive compensation structure, including alignment with Company performance, see the Compensation Discussion and Analysis (beginning on p. 23). The use of the term “compensation actually paid” (or “CAP”) is required by the SEC’s rules. CAP has been prepared in accordance with Item 402(v) of Regulation
S-K
under the Exchange Act and does not reflect value actually realized by the executive in the periods below.

Year	Summary Compensation Table Total Pay for CEO (1)(2)	CAP to CEO (3)	Average Summary Compensation Table Total Pay for Other NEOs (1)(2)	Average CAP to Other NEOs (3)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income (Loss) (5)
					Company TSR (4)	Peer Group TSR (4)
2022	$5,395,385	$38,419,031	$4,104,196	$29,641,483	$319	$111	$(295,250)
2021	5,318,389	1,210,321	4,329,137	1,288,114	93	125	(241,846)
2020	4,535,446	6,480,322	3,677,403	5,646,095	122	126	(202,244)

(1)
For each year shown, the CEO was Paul A. Friedman. For 2022, the other NEOs were Rebecca Taub, M.D., Brian Lynch, Remy Sukhija, and Alex Howarth. For 2021, the other NEOs were Rebecca Taub, M.D., Brian Lynch, Remy Sukhija, Alex Howarth, and Marc Schneebaum. For 2020, the other NEOs were Rebecca Taub, M.D., Brian Lynch, Remy Sukhija and Marc Schneebaum.

(2)
The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) on p. 34. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3)
CAP is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” (as applicable) and “Option Awards” column of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal t
o the change a
s of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; and (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year. Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT. The following tables reflect the adj ustments made
to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs.

CEO

	SCT Total Comp	Minus SCT Equity Awards	Plus Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Plus Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Plus Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Equals CAP
2022	$5,395,385	$(4,239,900)	$18,078,963	$9,291,946	$9,892,637	$38,419,031
2021	5,318,389	(4,267,500)	2,696,917	(1,228,699)	(1,308,786)	1,210,321
2020	4,535,446	(3,468,500)	4,187,875	584,964	640,537	6,480,322

Other NEOs (Average)

	SCT Total Comp	Minus SCT Equity Awards	Plus Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Plus Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Plus Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Equals CAP
2022	$4,104,196	$(3,292,689)	$14,322,661	$8,017,461	$6,489,853	$29,641,483
2021	4,329,137	(3,558,540)	1,814,098	(646,123)	(650,457)	1,288,114
2020	3,677,403	(2,936,490)	3,343,083	1,291,002	271,097	5,646,095

(4)
Reflects the cumulative TSR of the Company and the Nasdaq Biotechnology Index for the year ended December 31, 2020, the two-years
ended December 31, 2021 and the three years ended December 31, 2022, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.

(5)	Amounts in thousands.

Named Executive Officers, Footnote [Text Block]	For 2022, the other NEOs were Rebecca Taub, M.D., Brian Lynch, Remy Sukhija, and Alex Howarth.	For 2021, the other NEOs were Rebecca Taub, M.D., Brian Lynch, Remy Sukhija, Alex Howarth, and Marc Schneebaum.	For 2020, the other NEOs were Rebecca Taub, M.D., Brian Lynch, Remy Sukhija and Marc Schneebaum.
Peer Group Issuers, Footnote [Text Block]	Reflects the cumulative TSR of the Company and the Nasdaq Biotechnology Index for the year ended December 31, 2020, the two-years
	ended December 31, 2021 and the three years ended December 31, 2022, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.
PEO Total Compensation Amount	$ 5,395,385	$ 5,318,389	$ 4,535,446
PEO Actually Paid Compensation Amount	$ 38,419,031	1,210,321	6,480,322
Adjustment To PEO Compensation, Footnote [Text Block]
CEO

	SCT Total Comp	Minus SCT Equity Awards	Plus Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Plus Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Plus Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Equals CAP
2022	$5,395,385	$(4,239,900)	$18,078,963	$9,291,946	$9,892,637	$38,419,031
2021	5,318,389	(4,267,500)	2,696,917	(1,228,699)	(1,308,786)	1,210,321
2020	4,535,446	(3,468,500)	4,187,875	584,964	640,537	6,480,322

Non-PEO NEO Average Total Compensation Amount	$ 4,104,196	4,329,137	3,677,403
Non-PEO NEO Average Compensation Actually Paid Amount	$ 29,641,483	1,288,114	5,646,095
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Other NEOs (Average)

	SCT Total Comp	Minus SCT Equity Awards	Plus Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Plus Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Plus Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Equals CAP
2022	$4,104,196	$(3,292,689)	$14,322,661	$8,017,461	$6,489,853	$29,641,483
2021	4,329,137	(3,558,540)	1,814,098	(646,123)	(650,457)	1,288,114
2020	3,677,403	(2,936,490)	3,343,083	1,291,002	271,097	5,646,095

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
Given the current
pre-revenue
life-cycle stage of Madrigal, financial measures do not feature meaningfully in our incentive plan design, which instead focuses on clinical, research and development, commercial development, business, finance and investor relations objectives, as described in the CD&A. For the fiscal year ending December 31, 2022, there were no financial performance measures used to link CAP paid to our NEOs to company performance and therefore, no company-selected measure is reported.

Total Shareholder Return Amount	$ 319	93	122
Peer Group Total Shareholder Return Amount	111	125	126
Net Income (Loss)	$ (295,250,000)	(241,846,000)	(202,244,000)
PEO Name	Paul A. Friedman.
PEO [Member] | SCT Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,239,900)	(4,267,500)	(3,468,500)
PEO [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,078,963	2,696,917	4,187,875
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,291,946	(1,228,699)	584,964
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,892,637	(1,308,786)	640,537
Non-PEO NEO [Member] | SCT Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,292,689)	(3,558,540)	(2,936,490)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,322,661	1,814,098	3,343,083
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,017,461	(646,123)	1,291,002
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,489,853	$ (650,457)	$ 271,097